Stockholders' Deficit (Tables)	12 Months Ended
Jun. 30, 2018
Equity [Abstract]
Schedule of Stock Option Activity

A summary of the Company’s option activity during the years ended June 30, 2018 and 2017 is presented below:

		Weighted
	Number of	Average
	Shares	Price Per Share
Outstanding at June 30, 2016	572,000	$7.50
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2017	572,000	$7.50
Issued	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2018	572,000	$7.50

Exercisable at June 30, 2018	572,000	$7.50
Outstanding and Exercisable:

Weighted average remaining contractual term	2.79
Aggregate intrinsic value	$-

Schedule of Warrant Activity

The following table summarizes warrant activity for the years ended June 30, 2018 and 2017:

		Weighted
	Number of	Average
	Shares	Price Per Share
Outstanding at June 30, 2016	150,279	107.50
Issued	1,064,000	7.99
Exercised	(104,762)	3.00
Forfeited	(960,000)	7.50
Expired	-	-
Outstanding at June 30, 2017	149,517	$11.25
Issued	-	-
Exercised	-	-
Forfeited	-	-
Expired	(4,000)	-
Outstanding at June 30, 2018	145,517	$11.11

Exercisable at June 30, 2018	145,517	$11.11
Outstanding and Exercisable:

Weighted average remaining contractual term	.76
Aggregate intrinsic value	$-